11. BORROWINGS, FINANCING AND DEBENTURES (Details 3) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Amount	R$ 538,771
Amortized loan 1
Disclosure of detailed information about borrowings [line items]
Financial institution	BANCO MERCEDEZ BENS
Date	August/17
Amount	R$ 4,265
Maturity	October/21
Amortized loan 2
Disclosure of detailed information about borrowings [line items]
Financial institution	BB
Date	September/17
Amount	R$ 171,000
Maturity	may/18
Amortized loan 3
Disclosure of detailed information about borrowings [line items]
Financial institution	JP MORGAN
Date	November/17
Amount	R$ 163,506
Maturity	November/18
Amortized loan 4
Disclosure of detailed information about borrowings [line items]
Financial institution	BB	[1]
Date	December 2017	[1]
Amount	R$ 200,000	[1]
Maturity	February/18	[1]

[1]	The operation was amortized in February 02, 2018